LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss	$ (5,262)	$ (4,726)	$ (9,576)	$ (7,185)	$ (30,112)	$ (2,756)
Basic weighted average common stock outstanding	3,232,345	645,983	2,149,777	645,977	751,659	586,271
Basic loss per share	$ (1.63)	$ (7.32)	$ (4.45)	$ (11.12)	$ (40.06)	$ (4.70)
Dilutive weighted average common stock outstanding	3,232,345	645,983	2,149,777	645,977	751,659	586,271
Diluted loss per share	$ (1.63)	$ (7.32)	$ (4.45)	$ (11.12)	$ (40.06)	$ (4.70)
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average common shares			47,340	32,960	49,040	60,212
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average common shares			194,974	197,000	206,000	197,000